UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10521

Name of Fund: Corporate High Yield Fund V, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Corporate High Yield Fund V, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 03/01/05 - 05/31/05

Item 1 - Schedule of Investments

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2005

                                           Face
Industry+                                Amount              Corporate Bonds                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                         $ 3,699,000              Alliant Techsystems, Inc., 3% due 8/15/2024 (a)(g)       $   4,068,900
Defense - 4.6%                        3,475,000              DRS Technologies, Inc., 6.875% due 11/01/2013 (g)            3,544,500
                                      1,500,000              Esterline Technologies Corp., 7.75% due 6/15/2013            1,597,500
                                      1,225,000              K&F Acquisition, Inc., 7.75% due 11/15/2014 (g)              1,225,000
                                      2,725,000              Standard Aero Holdings, Inc., 8.25% due 9/01/2014 (g)        2,854,438
                                      3,100,000              Titan Corp., 8% due 5/15/2011                                3,317,000
                                      2,100,000              Transdigm, Inc., 8.375% due 7/15/2011                        2,184,000
                                      3,625,000              Vought Aircraft Industries, Inc., 8% due 7/15/2011           3,543,438
                                                                                                                      -------------
                                                                                                                         22,334,776
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 2.4%                       6,000,000              American Airlines, Inc. Series 2001-2, 7.80%
                                                             due 4/01/2008                                                5,435,506
                                                             Continental Airlines, Inc.:
                                      1,425,000                  8% due 12/15/2005                                        1,394,719
                                        215,915                  Series 1997-4-B, 6.90% due 1/02/2017                       168,429
                                        387,154                  Series 1998-1-C, 6.541% due 9/15/2009                      332,584
                                      1,250,000                  Series 1998-3, 7.25% due 11/01/2005                      1,199,686
                                      1,677,696                  Series 2001-1-C, 7.033% due 6/15/2011                    1,381,146
                                                             Delta Air Lines, Inc.:
                                      2,100,000                  7.90% due 12/15/2009                                       787,500
                                      3,090,000                  2.875% due 2/18/2024 (a)(g)                              1,147,163
                                                                                                                      -------------
                                                                                                                         11,846,733
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.9%                     2,350,000              Autocam Corp., 10.875% due 6/15/2014                         1,122,125
                                                             Metaldyne Corp.:
                                      2,775,000                  11% due 6/15/2012                                        1,970,250
                                      1,809,000                  10% due 11/01/2013 (g)                                   1,519,560
                                                                                                                      -------------
                                                                                                                          4,611,935
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 5.1%                   4,125,000              Granite Broadcasting Corp., 9.75% due 12/01/2010             3,774,375
                                      2,100,000              Nextmedia Operating, Inc., 10.75% due 7/01/2011              2,289,000
                                                             Paxson Communications Corp.:
                                      3,250,000                  10.75% due 7/15/2008                                     3,185,000
                                        900,000                  12.121%* due 1/15/2009                                     832,500
                                      2,650,000              Radio One, Inc., 6.375% due 2/15/2013 (g)                    2,616,875
                                      4,100,000              Salem Communications Corp., 7.75% due 12/15/2010             4,243,500
                                                             Sinclair Broadcast Group, Inc.:
                                        600,000                  8% due 3/15/2012                                           622,500
                                      4,210,000                  Class A, 4.875% due 7/15/2018 (a)                        3,720,588
                                      3,550,000              Young Broadcasting, Inc., 8.75% due 1/15/2014                3,212,750
                                                                                                                      -------------
                                                                                                                         24,497,088
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.7%          3,425,000              NTL Cable Plc, 8.141% due 10/15/2012 (c)                     3,493,500
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 8.4%                   1,250,000              Adelphia Communications Corp., 6% due 2/15/2006 (a)(b)          65,625
                                      3,550,000              CSC Holdings, Inc. Series B, 7.625% due 4/01/2011            3,763,000
                                      2,950,000              Century Communications Series B, 9.05%
                                                             due 1/15/2008 (b)                                            1,784,750
                                                             Charter Communications Holdings LLC:
                                      4,775,000                  8.625% due 4/01/2009                                     3,545,437
                                      3,225,000                  9.625% due 11/15/2009                                    2,410,687
                                      1,555,000              Charter Communications, Inc., 5.875%
                                                             due 11/16/2009 (a)(g)                                          956,325
                                                             Intelsat Bermuda Ltd. (g):
                                      3,925,000                  7.794% due 1/15/2012 (c)                                 3,983,875
                                      4,325,000                  8.625% due 1/15/2015                                     4,438,531
                                      5,750,000              Loral Cyberstar, Inc., 10% due 7/15/2006 (b)                 4,355,625
                                      5,875,000              Mediacom Broadband LLC, 11% due 7/15/2013                    6,359,687
                                        675,000              Mediacom LLC, 9.50% due 1/15/2013                              669,937

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2005

                                           Face
Industry+                                Amount              Corporate Bonds                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             New Skies Satellites BV (g):
                                    $ 1,225,000                  8.539% due 11/01/2011 (c)                            $   1,237,250
                                      1,475,000                  9.125% due 11/01/2012                                    1,460,250
                                      2,125,000              Quebecor Media, Inc., 10.534%* due 7/15/2011                 2,103,750
                                      2,950,000              Rainbow National Services LLC, 10.375%
                                                             due 9/01/2014 (g)                                            3,363,000
                                                                                                                      -------------
                                                                                                                         40,497,729
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 8.5%                      2,311,000              BCP Caylux Holdings Luxembourg SCA, 9.625%
                                                             due 6/15/2014 (g)                                            2,594,097
                                                             Crompton Corp.:
                                      2,675,000                  9.164% due 8/01/2010 (c)                                 2,989,312
                                      2,100,000                  9.875% due 8/01/2012                                     2,388,750
                                      2,592,000              Huntsman International, LLC, 10.125% due 7/01/2009           2,689,200
                                      3,350,000              ISP Holdings, Inc. Series B, 10.625% due 12/15/2009          3,576,125
                                      3,050,000              Innophos, Inc., 8.875% due 8/15/2014 (g)                     2,973,750
                                                             Millennium America, Inc.:
                                      3,550,000                  7% due 11/15/2006                                        3,621,000
                                      1,500,000                  9.25% due 6/15/2008                                      1,616,250
                                                             Nalco Co.:
                                        750,000                  7.75% due 11/15/2011                                       783,750
                                      1,725,000                  8.875% due 11/15/2013                                    1,802,625
                                      1,952,000              Nalco Finance Holdings, Inc., 9.11%* due 2/01/2014           1,385,920
                                      4,850,000              Omnova Solutions, Inc., 11.25% due 6/01/2010                 5,044,000
                                      1,150,000              PCI Chemicals Canada, Inc., 10% due 12/31/2008               1,201,750
                                                             PolyOne Corp.:
                                      4,200,000                  10.625% due 5/15/2010                                    4,546,500
                                        400,000                  8.875% due 5/01/2012                                       413,500
                                      3,009,000              Terra Capital, Inc., 11.50% due 6/01/2010                    3,400,170
                                                                                                                      -------------
                                                                                                                         41,026,699
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.7%            2,150,000              Sealy Mattress Co., 8.25% due 6/15/2014                      2,176,875
                                      1,242,000              Tempur-Pedic, Inc., 10.25% due 8/15/2010                     1,378,620
                                                                                                                      -------------
                                                                                                                          3,555,495
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 3.0%                               Chattem, Inc.:
                                      2,425,000                  6.33% due 3/01/2010 (c)                                  2,449,250
                                        900,000                  7% due 3/01/2014                                           920,250
                                      1,800,000              Church & Dwight Co., Inc., 6% due 12/15/2012 (g)             1,800,000
                                      5,450,000              Hines Nurseries, Inc., 10.25% due 10/01/2011                 5,613,500
                                      3,425,000              Samsonite Corp., 8.875% due 6/01/2011                        3,596,250
                                                                                                                      -------------
                                                                                                                         14,379,250
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 7.8%              3,625,000              CBD Media, Inc., 8.625% due 6/01/2011                        3,625,000
                                      3,500,000              CanWest Media, Inc., 8% due 9/15/2012 (g)                    3,640,000
                                      2,171,000              Dex Media West LLC, 9.875% due 8/15/2013                     2,480,367
                                                             Houghton Mifflin Co.:
                                      4,075,000                  8.25% due 2/01/2011                                      4,238,000
                                      2,700,000                  10.377%* due 10/15/2013 (g)                              1,849,500
                                      8,850,000              Liberty Media Corp., 0.75% due 3/30/2023 (a)                 9,491,625
                                                             Primedia, Inc.:
                                        646,000                  7.625% due 4/01/2008                                       650,845
                                      2,250,000                  8.875% due 5/15/2011                                     2,362,500
                                                             Universal City Florida Holding Co. I:
                                      2,650,000                  7.96% due 5/01/2010 (c)                                  2,756,000
                                      1,600,000                  8.375% due 5/01/2010                                     1,648,000
                                      5,175,000              Yell Finance BV, 11.20%* due 8/01/2011                       5,045,625
                                                                                                                      -------------
                                                                                                                         37,787,462
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2005

                                           Face
Industry+                                Amount              Corporate Bonds                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &              $ 3,000,000              Belden & Blake Corp., 8.75% due 7/15/2012                $   2,715,000
Production - 1.5%                     4,000,000              Plains Exploration & Production Co. Series B, 8.75%
                                                             due 7/01/2012                                                4,360,000
                                                                                                                      -------------
                                                                                                                          7,075,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 3.6%                 1,450,000              Aventine Renewable Energy Holdings, Inc., 9.41%
                                                             due 12/15/2011 (c)(g)                                        1,319,500
                                      2,900,000              Dresser, Inc., 9.375% due 4/15/2011                          3,023,250
                                      1,075,000              Energy Corp. of America Series A, 9.50% due 5/15/2007        1,072,312
                                      5,775,000              Ocean Rig Norway AS, 10.25% due 6/01/2008                    5,876,062
                                                             Star Gas Partners LP:
                                      2,600,000                  10.25% due 2/15/2013                                     2,418,000
                                        350,000                  10.25% due 2/15/2013 (g)                                   325,500
                                                             Suburban Propane Partners, LP:
                                        600,000                  6.875% due 12/15/2013                                      564,000
                                      3,025,000                  6.875% due 12/15/2013 (g)                                2,843,500
                                                                                                                      -------------
                                                                                                                         17,442,124
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.9%                      4,400,000              Refco Finance Holdings LLC, 9% due 8/01/2012                 4,598,000
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 5.2%                 1,225,000              AmeriQual Group LLC, 9% due 4/01/2012 (g)                    1,231,125
                                                             Commonwealth Brands, Inc. (g):
                                      3,125,000                  9.75% due 4/15/2008                                      3,273,437
                                      2,350,000                  10.625% due 9/01/2008                                    2,461,625
                                      4,250,000              Cott Beverages USA, Inc., 8% due 12/15/2011                  4,505,000
                                                             Del Monte Corp.:
                                      1,850,000                  8.625% due 12/15/2012                                    2,016,500
                                        750,000                  6.75% due 2/15/2015 (g)                                    748,125
                                      2,450,000              Doane Pet Care Co., 10.75% due 3/01/2010                     2,590,875
                                      1,950,000              Merisant Co., 10.25% due 7/15/2013 (g)                       1,423,500
                                      3,600,000              New World Pasta Co., 9.25% due 2/15/2009 (b)                   252,000
                                      3,350,000              Smithfield Foods, Inc. Series B, 8% due 10/15/2009           3,618,000
                                      2,075,000              Tabletop Holdings Inc., 12.25%* due 5/15/2014 (g)              747,000
                                      2,425,000              The Wornick Co., 10.875% due 7/15/2011                       2,425,000
                                                                                                                      -------------
                                                                                                                         25,292,187
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 6.4%                         5,000,000              Boyd Gaming Corp., 8.75% due 4/15/2012                       5,425,000
                                      2,075,000              Caesars Entertainment, Inc., 7.875% due 3/15/2010            2,292,875
                                      2,950,000              Inn of the Mountain Gods Resort & Casino,
                                                             12% due 11/15/2010                                           3,422,000
                                      2,425,000              MGM Mirage, 9.75% due 6/01/2007                              2,622,031
                                      5,600,000              Majestic Star Casino LLC, 9.50% due 10/15/2010               5,810,000
                                      2,325,000              Pinnacle Entertainment, Inc., 8.25% due 3/15/2012            2,336,625
                                      4,150,000              Poster Financial Group, Inc., 8.75% due 12/01/2011           4,181,125
                                      4,175,000              Resorts International Hotel and Casino, Inc.,
                                                             11.50% due 3/15/2009                                         4,738,625
                                                                                                                      -------------
                                                                                                                          30,828,28
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 7.8%                                           Alpharma, Inc.:
                                      4,525,000                  3% due 6/01/2006 (a)                                     5,746,750
                                      3,300,000                  8.625% due 5/01/2011 (g)                                 3,225,750
                                      4,200,000              DaVita, Inc., 7.25% due 3/15/2015 (g)                        4,221,000
                                      3,250,000              Elan Finance Plc, 7.268% due 11/15/2011 (c)(g)               2,811,250
                                      5,850,000              Fresenius Medical Care Capital Trust II,
                                                             7.875% due 2/01/2008                                         6,127,875
                                      4,400,000              Healthsouth Corp., 8.375% due 10/01/2011                     4,367,000

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2005

                                           Face
Industry+                                Amount              Corporate Bonds                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    $ 2,300,000              Select Medical Corp., 7.625% due 2/01/2015 (g)           $   2,271,250
                                      4,175,000              US Oncology, Inc., 9% due 8/15/2012                          4,467,250
                                      1,500,000              Vanguard Health Holding Co. II LLC, 9% due 10/01/2014        1,620,000
                                      3,025,000              Ventas Realty LP, 6.75% due 6/01/2010 (g)                    3,085,500
                                                                                                                      -------------
                                                                                                                         37,943,625
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 3.3%                                               Building Materials Corp. of America:
                                      7,500,000                  8% due 10/15/2007                                        7,425,000
                                      3,325,000                  8% due 12/01/2008                                        3,295,906
                                                             Goodman Global Holding Co., Inc. (g):
                                        750,000                  6.621% due 6/15/2012 (c)                                   716,250
                                      2,050,000                  7.875% due 12/15/2012                                    1,845,000
                                      2,375,000              Texas Industries, Inc., 10.25% due 6/15/2011                 2,695,625
                                                                                                                      -------------
                                                                                                                         15,977,781
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 5.5%         1,900,000              Advanced Micro Devices, Inc., 7.75% due 11/01/2012           1,871,500
                                                             Amkor Technology, Inc.:
                                      1,225,000                  9.25% due 2/15/2008                                      1,111,688
                                      3,100,000                  7.125% due 3/15/2011                                     2,526,500
                                      5,205,000              Cypress Semiconductor Corp., 1.25% due 6/15/2008 (a)         5,549,831
                                      3,075,000              Freescale Semiconductor, Inc., 5.891% due 7/15/2009 (c)      3,182,625
                                                             MagnaChip SemiConductor SA (g):
                                      1,025,000                  6.66% due 12/15/2011 (c)                                   953,250
                                      1,000,000                  8% due 12/15/2014                                          870,000
                                      2,960,000              Quantum Corp., 4.375% due 8/01/2010 (a)                      2,582,600
                                      1,200,000              Telcordia Technologies Inc., 10% due 3/15/2013 (g)           1,050,000
                                      1,850,000              UGS Corp., 10% due 6/01/2012                                 2,035,000
                                      5,325,000              Viasystems, Inc., 10.50% due 1/15/2011                       4,739,250
                                                                                                                      -------------
                                                                                                                         26,472,244
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.7%                                               Felcor Lodging LP:
                                      4,650,000                  7.78% due 6/01/2011 (c)                                  4,777,875
                                      2,000,000                  9% due 6/01/2011                                         2,130,000
                                      1,225,000              True Temper Sports, Inc., 8.375% due 9/15/2011               1,108,625
                                                                                                                      -------------
                                                                                                                          8,016,500
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 6.0%                  3,325,000              CPI Holdco, Inc., 8.83% due 2/01/2015 (c)(g)                 3,225,250
                                      1,200,000              Columbus McKinnon Corp., 8.50% due 4/01/2008                 1,188,000
                                      5,750,000              EaglePicher Inc., 9.75% due 9/01/2013 (b)                    3,852,500
                                      4,625,000              Invensys Plc, 9.875% due 3/15/2011 (g)                       4,359,062
                                      4,000,000              JohnsonDiversey, Inc. Series B, 9.625% due 5/15/2012         4,020,000
                                      1,525,000              Mueller Group, Inc., 10% due 5/01/2012                       1,601,250
                                      1,275,000              Rexnord Corp., 10.125% due 12/15/2012                        1,364,250
                                      1,800,000              Superior Essex Communications LLC, 9% due 4/15/2012          1,809,000
                                      5,450,000              Trimas Corp., 9.875% due 6/15/2012                           4,414,500
                                      2,445,000              Tyco International Group SA, 2.75% due 1/15/2018 (a)         3,135,713
                                                                                                                      -------------
                                                                                                                         28,969,525
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.1%                    945,000              Asia Aluminum Holdings Ltd, 8% due 12/23/2011 (g)              904,837
                                      2,550,000              Century Aluminum Co., 7.50% due 8/15/2014                    2,499,000
                                      2,400,000              Foundation PA Coal Co., 7.25% due 8/01/2014                  2,472,000
                                      1,000,000              Luscar Coal Ltd., 9.75% due 10/15/2011                       1,090,000
                                      3,250,000              Novelis, Inc., 7.25% due 2/15/2015 (g)                       3,185,000
                                                                                                                      -------------
                                                                                                                         10,150,837
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 5.1%                      4,100,000              AEP Industries, Inc., 7.875% due 3/15/2013 (g)               4,094,768
                                      2,075,000              Consolidated Container Co. LLC, 10.75%* due 6/15/2009        1,618,500

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2005

                                           Face
Industry+                                Amount              Corporate Bonds                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Crown European Holdings SA:
                                    $ 1,625,000                  9.50% due 3/01/2011                                  $   1,779,375
                                        875,000                  10.875% due 3/01/2013                                    1,009,531
                                      4,600,000              Owens-Brockway, 8.875% due 2/15/2009                         4,887,500
                                                             Pliant Corp.:
                                      3,130,490                  11.625% due 6/15/2009 (f)(g)                             3,308,346
                                      2,050,000                  13% due 6/01/2010                                        1,640,000
                                                             Tekni-Plex, Inc.:
                                      1,225,000                  12.75% due 6/15/2010                                       814,625
                                        600,000                  8.75% due 11/15/2013 (g)                                   516,000
                                                             US Can Corp.:
                                        625,000                  10.875% due 7/15/2010                                      621,875
                                      3,975,000                  12.375% due 10/01/2010                                   3,657,000
                                      1,100,000              Wise Metals Group LLC, 10.25% due 5/15/2012                    907,500
                                                                                                                      -------------
                                                                                                                         24,855,020
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 6.3%                          5,600,000              Abitibi-Consolidated, Inc., 6.91% due 6/15/2011 (c)          5,432,000
                                      2,050,000              Ainsworth Lumber Co. Ltd., 6.84% due 10/01/2010 (c)          2,050,000
                                      2,550,000              Boise Cascade LLC, 6.016% due 10/15/2012 (c)(g)              2,550,000
                                      5,150,000              Bowater, Inc., 6.41% due 3/15/2010 (c)                       5,072,750
                                      1,925,000              Caraustar Industries, Inc., 9.875% due 4/01/2011             1,833,562
                                                             Graphic Packaging International Corp.:
                                      1,275,000                  8.50% due 8/15/2011                                      1,268,625
                                      1,600,000                  9.50% due 8/15/2013                                      1,560,000
                                      1,475,000              JSG Funding Plc, 9.625% due 10/01/2012                       1,441,813
                                                             NewPage Corp. (g):
                                      2,275,000                  9.46% due 5/01/2012 (c)                                  2,229,500
                                      2,275,000                  12% due 5/01/2013                                        2,218,125
                                      3,250,000              Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011       3,315,000
                                      1,659,000              Western Forest Products, Inc., 15% due 7/28/2009 (f)(g)      1,699,673
                                                                                                                      -------------
                                                                                                                         30,671,048
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 0.9%                         4,375,000              Jean Coutu Group, Inc., 8.50% due 8/01/2014                  4,254,687
-----------------------------------------------------------------------------------------------------------------------------------
Service - 6.0%                        3,250,000              Allied Waste North America, Inc. Series B, 8.875%
                                                             due 4/01/2008                                                3,396,250
                                      4,250,000              Corrections Corp. of America, 7.50% due 5/01/2011            4,361,562
                                      1,225,000              Knowledge Learning Corp., Inc., 7.75% due 2/01/2015 (g)      1,151,500
                                      1,500,000              MSW Energy Holdings II LLC, 7.375% due 9/01/2010             1,507,500
                                      2,550,000              MSW Energy Holdings LLC, 8.50% due 9/01/2010                 2,639,250
                                      4,850,000              United Rentals North America, Inc., 7.75%
                                                             due 11/15/2013                                               4,801,500
                                      4,850,000              Waste Services, Inc., 9.50% due 4/15/2014 (g)                4,801,500
                                                             Williams Scotsman, Inc.:
                                      5,775,000                  9.875% due 6/01/2007                                     5,688,375
                                        625,000                  10% due 8/15/2008                                          675,000
                                                                                                                      -------------
                                                                                                                         29,022,437
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.4%                          2,000,000              Ucar Finance, Inc., 10.25% due 2/15/2012                     2,070,000
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 5.0%                                    ADC Telecommunications, Inc. (a):
                                      3,900,000                  1% due 6/15/2008                                         3,588,000
                                        900,000                  3.996% due 6/15/2013 (c)                                   812,250
                                      2,661,000              Alaska Communications Systems Holdings, Inc., 9.875%
                                                             due 8/15/2011                                                2,800,703
                                      3,350,000              Cincinnati Bell, Inc., 8.375% due 1/15/2014                  3,316,500
                                      5,025,000              LCI International, Inc., 7.25% due 6/15/2007                 4,723,500
                                      1,500,000              Terremark Worldwide, Inc., 9% due 6/15/2009 (a)(g)           1,395,000

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2005

                                           Face
Industry+                                Amount              Corporate Bonds                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    $ 1,400,000              Time Warner Telecom Holdings, Inc., 6.768%
                                                             due 2/15/2011 (c)                                        $   1,421,000
                                                             Time Warner Telecom, Inc.:
                                        425,000                  9.75% due 7/15/2008                                        426,063
                                      6,150,000                  10.125% due 2/01/2011                                    5,965,500
                                                                                                                      -------------
                                                                                                                         24,448,516
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.7%                 2,875,000              Laidlaw International, Inc., 10.75% due 6/15/2011            3,252,344
                                      3,750,000              Teekay Shipping Corp., 8.875% due 7/15/2011                  4,237,500
                                        625,000              Titan Petrochemicals Group Ltd., 8.50% due 3/18/2012           558,594
                                                                                                                      -------------
                                                                                                                          8,048,438
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 11.6%                                              The AES Corp.:
                                      7,199,000                  9.375% due 9/15/2010                                     8,098,875
                                      2,475,000                  8.75% due 5/15/2013 (g)                                  2,747,250
                                      1,450,000              AES Drax Energy Ltd. Series B, 11.50% due 8/30/2010 (b)          7,250
                                      1,200,000              Aquila, Inc., 7.625% due 11/15/2009                          1,206,000
                                     11,125,000              Calpine Canada Energy Finance Ulc, 8.50% due 5/01/2008       6,619,375
                                                             Calpine Corp.:
                                      2,350,000                  8.25% due 8/15/2005                                      2,256,000
                                      1,550,000                  8.75% due 7/15/2007                                        976,500
                                      5,060,000              Centerpoint Energy, Inc., 3.75% due 5/15/2023 (a)            5,749,425
                                      3,240,000              ESI Tractebel Acquisition Corp. Series B, 7.99%
                                                             due 12/30/2011                                               3,447,081
                                      2,975,000              Edison Mission Energy, 9.875% due 4/15/2011                  3,436,125
                                      2,425,000              El Paso CGP Co., 7.75% due 6/15/2010                         2,425,000
                                                             Nevada Power Co.:
                                      1,400,000                  9% due 8/15/2013                                         1,571,500
                                      4,800,000                  Series E, 10.875% due 10/15/2009                         5,388,000
                                      2,575,000              Reliant Energy, Inc., 6.75% due 12/15/2014                   2,452,687
                                      2,600,000              Sierra Pacific Power Co. Series A, 8% due 6/01/2008          2,775,500
                                      1,875,000              Sierra Pacific Resources, 8.625% due 3/15/2014               2,029,688
                                      1,550,000              Southern Natural Gas Co., 8.875% due 3/15/2010               1,688,277
                                      3,200,000              Texas Genco LLC, 6.875% due 12/15/2014 (g)                   3,288,000
                                                                                                                      -------------
                                                                                                                         56,162,533
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 4.1%        1,350,000              American Tower Escrow Corp., 14.887%* due 8/01/2008          1,029,375
                                      3,100,000              Centennial Cellular Operating Co. LLC, 10.125%
                                                             due 6/15/2013                                                3,460,375
                                      2,750,000              Iwo Escrow Co., 6.891% due 1/15/2012 (c)(g)                  2,736,250
                                                             Rogers Wireless Communications, Inc.:
                                      1,000,000                  6.535% due 12/15/2010 (c)                                1,042,500
                                        250,000                  8% due 12/15/2012                                          265,938
                                      5,325,000                  6.375% due 3/01/2014                                     5,298,375
                                      1,025,000              Rural Cellular Corp., 7.91% due 3/15/2010 (c)                1,037,813
                                      2,100,000              SBA Communications Corp., 8.50% due 12/01/2012 (g)           2,226,000
                                      3,250,000              SBA Telecommunications, Inc., 7.433%* due 12/15/2011         2,843,750
                                                                                                                      -------------
                                                                                                                         19,940,376
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Corporate Bonds (Cost - $620,689,703) - 127.2%       616,269,826
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2005

                                           Face
Industry+                                Amount              Floating Rate Loan Interests (d)                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.6%                 $ 7,950,000              Century Cable Holdings LLC Discretionary Term Loan,
                                                             due 12/31/2009                                           $   7,864,538
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                      4,650,000              Wellman, Inc. Second Lien Term Loan, due 2/10/2010           4,818,563
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.3%                  1,496,193              EaglePicher Holdings, Inc. Tranche B Term Loan,
                                                             due 8/07/2009                                                1,470,011
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Floating Rate Loan Interests
                                                             (Cost - $13,511,181) - 2.9%                                 14,153,112
-----------------------------------------------------------------------------------------------------------------------------------

                                         Shares
                                           Held              Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                         129,348              ABX Air, Inc. (i)                                              972,697
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.8%            186,301              Telewest Global, Inc. (i)                                    3,895,554
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 0.5%                   129,000              Trico Marine Services, Inc. (i)                              2,347,800
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                            149,825              Western Forest Products, Inc. (i)                              674,968
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks (Cost - $5,952,258) - 1.6%               7,891,019
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.9%                       205,000              General Motors Corp. Series C, 6.25% (a)                     4,335,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Preferred Stocks (Cost - $5,124,065) - 0.9%            4,335,750
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Warrants (h)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                       52,465              HealthSouth Corp. (expires 1/16/2014)                          131,162
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                              1,100              MDP Acquisitions Plc (expires 10/01/2013)                        5,500
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 0.1%            1,350              American Tower Corp. (expires 8/01/2008)                       342,706
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Warrants (Cost - $87,831) - 0.1%                         479,368
-----------------------------------------------------------------------------------------------------------------------------------

                            Beneficial Interest              Other Interests (e)
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                     $ 6,615,420              US Airways Group, Inc. - Certificate of Beneficial
                                                             Interest                                                     1,852,319
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Other Interests (Cost - $1,786,163) - 0.4%             1,852,318
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments (Cost - $647,151,201**) - 133.1%         644,981,393

                                                             Liabilities in Excess of Other Assets - (33.1%)           (160,457,495)
                                                                                                                      -------------
                                                             Net Assets - 100.0%                                      $ 484,523,898
                                                                                                                      =============

* Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 647,923,693
                                                                  =============
      Gross unrealized appreciation                               $  25,274,636
      Gross unrealized depreciation                                 (28,216,936)
                                                                  -------------
      Net unrealized depreciation                                 $  (2,942,300)
                                                                  =============

+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a)   Convertible security.
(b) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(c)   Floating rate note.
(d) Floating rate loan interests in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, or (iii) the certificate of deposit rate.

Corporate High Yield Fund V, Inc.
Schedule of Investments as of May 31, 2005

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.
(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i)   Non-income producing security.

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      -----------------------------------------------------------------------------------------
      Affiliate                                                  Net Activity   Interest Income
      -----------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I    $ (6,078,243)  $         7,501
      -----------------------------------------------------------------------------------------

      Swaps outstanding as of May 31, 2005 were as follows:

      ------------------------------------------------------------------------------------
                                                                              Unrealized
                                                               Notional      Appreciation
                                                                Amount      (Depreciation)
      ------------------------------------------------------------------------------------
      Receive a variable rate return based on 1-month USD
      LIBOR and pay a fixed rate of 1.56%

      Broker, UBS Warburg
      Expires June 2005                                       $50,000,000      $    64,891

      Sold credit default protection on Ford Motor Company and receive 4.70%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                       $   700,000           25,822

      Sold credit default protection on General Motors
      Corporation and receive 4.40%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                       $   600,000          (11,582)

      Sold credit default protection on General Motors
      Corporation and receive 5.50%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                       $   700,000              747

      ------------------------------------------------------------------------------------
      Total                                                                    $    79,878
                                                                               ===========

      Financial futures contracts sold as of May 31, 2005 were as follows:

      --------------------------------------------------------------------------------------
      Number of                                    Expiration       Face         Unrealized
      Contracts    Issue                              Date          Value       Depreciation
      --------------------------------------------------------------------------------------
         75        Ten-Year U.S. Treasury Notes    June 2005     $ 8,439,705    $   (55,217)
      --------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund V, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund V, Inc.

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund V, Inc.

Date: July 15, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Corporate High Yield Fund V, Inc

Date: July 15, 2005